245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 28, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251

Fidelity Advisor Event Driven Opportunities Fund

Fidelity Event Driven Opportunities Fund

Fidelity Large Cap Stock Fund

Fidelity Mid Cap Stock Fund

Fidelity Nasdaq Composite Index Fund

Fidelity Series 100 Index Fund

Fidelity Series Small Cap Discovery Fund

Fidelity Small Cap Discovery Fund

Fidelity Small Cap Stock Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant__________________________________________________

Marc Bryant

Secretary of the Trust